Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Operating cash flows
Loss for the period		€ (1,029)		€ (170)		€ (121)
Adjustments:
Depreciation, amortisation and impairment		443		174		35
Gain on joint venture disposal		0		0		(6)
Share of results of associates and joint ventures		62		16		0
Expense related to share-based payments		76		23		3
Finance income and expense recognised in profit or loss		52		27		16
Other non-cash adjustments		1		0		2
Income tax (benefit) / expense recognised in profit or loss		(8)		5		35
Cash flows from (used in) operations before changes in working capital		(403)		75		(36)
Movement in working capital
(Increase) in inventories		(17)		(6)		0
(Increase) / decrease in trade and other receivables		5		(38)		(8)
(Increase) / decrease in other current assets		7		(68)		(27)
Increase in trade and other liabilities		85		262		18
Net cash generated by / (used in) operations		(323)		225		(53)
Interest paid		(47)		(14)		(7)
Income taxes paid		(53)		(33)		(3)
Net cash generated by / (used in) operating activities		(423)		178		(63)
Cash flows from investing activities
Investment in other intangible assets		(53)		(16)		(1)
Investment in property and equipment		(98)		(27)		(8)
Repayments of loans carried at amortised cost		0		0		2
Acquisition of subsidiaries, net of cash acquired		128		113		(489)
Investment in equity instruments		0		0		(7)
Proceeds from sale of investment in joint venture		0		0		6
Funding provided to associates and joint ventures		(83)		(55)		0
Net cash generated by / (used in) investing activities		(106)		15		(497)
Cash flows from financing activities
Proceeds from issuance of ordinary shares		4		400		431
Transaction costs related to issuance of ordinary shares accounted through equity		(33)		(31)		(12)
Principal elements of lease payments		(37)		(12)		(8)
Proceeds from borrowings		1,409		434		265
Transaction costs related to the borrowings		(15)		(6)		(6)
Repayments of borrowings		0		(493)		(150)
Taxes paid related to net settlement of share-based payment awards		(16)		0		0
Net cash generated by financing activities		1,312		292		520
Net increase / (decrease) in cash and cash equivalents		783		485		(40)
Cash and cash equivalents at beginning of year		529	[1]	50	[1]	90
Effects of exchange rate changes of cash held in foreign currencies		8		(6)		(0)
Cash and cash equivalents at end of year	[1]	€ 1,320		€ 529		€ 50

[1]	Cash and cash equivalents for the year ended 31 December 2021 include a cash balance of €190 million (2020: nil) that is contractually restricted from general use for a maximum duration of three years